RESTRICTED NET ASSETS (Details) (CNY)	12 Months Ended			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2012 Minimum [Member]
Restructuring Cost and Reserve [Line Items]
Percentage of after tax profits allocated to general reserve fund				10.00%
Percentage of registered capital reached to discontinue allocation to general reserve fund	50.00%
General reserve fund	14,606,426	15,408,707	6,721,199
Restricted net assets	308,185,442	353,457,099